Marketable Securities	12 Months Ended
Dec. 31, 2011
Marketable Securities
Marketable Securities
NOTE 3:-	MARKETABLE SECURITIES

The following is a summary of held-to-maturity marketable securities:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair market value

December 31, 2011:

Maturing within one year:
Corporate bonds	$1,644	$6	$-	$1,650

	$1,644	$6	$-	$1,650

December 31, 2010:

Maturing within one year:
U.S. Government agencies	$1,318	$4	$-	$1,322
Corporate bonds	14,816	120	(1)	14,935

	16,134	124	(1)	16,257
Maturing over one year:
Corporate bonds	2,564	18	-	2,582

	2,564	18	-	2,582

	$18,698	$142	$(1)	$18,839

During 2011, a security with maturity date in 2012 and a callable feature was called by its issuer. This security was classified as held to maturity since at the acquisition there was no significant premium related to it, The net carrying amount of this security on the date of sale amounted to $ 808. The realized gain amounted to $ 1.